Non-Trade Accounts Receivable and Payable (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Non-trade Accounts Receivable and Payable [Abstract]
Acquisition target	$ 9.0
Advance agreement		$ 9.0
Interest expense	$ 0.6